Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2020 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 117,998
within 1 year
Guarantees, commitments and risks
Contractual obligations	8,826
Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	8,204
Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	7,811
Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	8,830
Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	9,085
beyond 5 years
Guarantees, commitments and risks
Contractual obligations	75,242
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	11,973
Decommissioning liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	400
Decommissioning liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	237
Decommissioning liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	202
Decommissioning liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	425
Decommissioning liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	276
Decommissioning liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	10,433
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	2,263
Environmental liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	383
Environmental liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	323
Environmental liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	267
Environmental liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	255
Environmental liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	196
Environmental liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	839
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	103,654
Purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	8,041
Purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	7,644
Purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	7,342
Purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	8,150
Purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	8,613
Purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	63,864
Gas take-or-pay contracts
Guarantees, commitments and risks
Contractual obligations	99,417
Gas take-or-pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	6,196
Gas take-or-pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	6,852
Gas take-or-pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	6,809
Gas take-or-pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	7,691
Gas take-or-pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	8,392
Gas take-or-pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	63,477
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	2,902
Gas ship or pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	893
Gas ship or pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	519
Gas ship or pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	480
Gas ship or pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	439
Gas ship or pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	212
Gas ship or pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	359
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	1,335
Other purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	952
Other purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	273
Other purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	53
Other purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	20
Other purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	9
Other purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	28
Other obligations
Guarantees, commitments and risks
Contractual obligations	108
Other obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	2
Other obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	106
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	108
Memorandum of intent Val d'Agri | within 1 year
Guarantees, commitments and risks
Contractual obligations	2
Memorandum of intent Val d'Agri | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	€ 106